Other Current Liabilities - Schedule of Other Current Liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Other Current Liabilities [Abstract]
Salary accrual	¥ 4,001,104		¥ 7,013,473
Deposit	150,303		10,000,000
Payable for property, plant and equipment	26,521,368		46,180,063
Tax accrual	16,173,063		13,604,797
Others	20,317,379		14,179,838
Total	¥ 67,163,217	$ 9,343,278	¥ 90,978,171